Other Assets (Share of equity income from investments) (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Share of equity income from investments	$ 230,980		$ 210,756	$ 156,247
Dividends received	150,177		$ 243,101	$ 109,677
TUI Cruises
Schedule of Equity Method Investments [Line Items]
Dividends received	$ 190,300	€ 170.0